Dividends on Ordinary Shares	12 Months Ended
Dec. 31, 2021
Dividends On Ordinary Shares [Abstract]
Dividends on Ordinary Shares
10. DIVIDENDS ON ORDINARY SHARES
Dividends on ordinary shares declared and paid in the year were as follows:

	Group			Group
	2021	2020	2019	2021	2020	2019
	Pence per share	Pence per share	Pence per share	£m	£m	£m

In respect of current year – first interim	0.90	0.42	0.53	281	129	164
– second interim	3.47	—	0.49	1,077	—	151
	4.37	0.42	1.02	1,358	129	315
In 2021, an interim dividend of £1,358m (2020: £129m) was paid on the Company's ordinary shares in issue related to 2021 profit and an assessment of capital surpluses. Dividends were paid in line with our dividend policy following review and approval by the Santander UK Board.